Financial assets and liabilities (Details 9) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current financial assets	$ 149,995,094	$ 418,694,131
Current financial assets	274,980,522	359,409,488
Financial assets	424,975,616	778,103,619
Non-current financial liabilities	288,496,632	644,010,644
Current financial liabilities	154,452,393	177,226,288
Financial liabilities	442,949,025	821,236,932
US Dollar [Member] | Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Non current currency amount	$ 132,339	191,195
Non-current effective exchange rate	1032.50%
Non-current financial assets	$ 136,639,897	336,615,409
Currency amount	$ 112,540	105,677
Effective exchange rate	1032.50%
Current financial assets	$ 116,197,550	186,053,084
US Dollar [Member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Non current currency amount	$ 12,979	46,796
Non-current effective exchange rate	1029.00%
Non-current financial assets	$ 13,355,197	82,078,722
Currency amount	$ 130,751	66,180
Effective exchange rate	1029.00%
Current financial assets	$ 134,542,779	116,079,914
US Dollar [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Currency amount	$ 3,582	14,046
Effective exchange rate	1029.00%
Current financial assets	$ 3,685,878	24,636,364
US Dollar [Member] | Trade And Other Receivable 1 [Member]
IfrsStatementLineItems [Line Items]
Currency amount	$ 19,974	18,607
Effective exchange rate	1029.00%
Current financial assets	$ 20,553,246	32,636,252
US Dollar [Member] | Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Currency amount non current	$ 277,409	363,490
Effective exchange rate non-current	1032.00%
Non-current financial liabilities	$ 286,286,088	639,928,020
Currency amount current	$ 87,370	60,002
Effective exchange rate current	1032.00%
Current financial liabilities	$ 90,165,840	105,633,902
US Dollar [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Currency amount non current	$ 2,142	2,319
Effective exchange rate non-current	1032.00%
Non-current financial liabilities	$ 2,210,544	4,082,624
Currency amount current	$ 59,468	38,950
Effective exchange rate current	1032.00%
Current financial liabilities	$ 61,370,976	68,571,867
Euro [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Currency amount	$ 1	2
Effective exchange rate	1068.62%
Current financial assets	$ 1,069	3,874
Euro [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Currency amount current	$ 2,553	1,532
Effective exchange rate current	1074.31%
Current financial liabilities	$ 2,742,719	2,984,882
Sek [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Currency amount current	$ 1,832	202
Effective exchange rate current	94.36%
Current financial liabilities	$ 172,858	$ 35,637